CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
COSTS AND EXPENSES:
Research and development	$ 5,122,686	$ 3,599,080	$ 25,927,725
General and administrative	3,632,099	2,692,433	13,294,710
Merger costs	0	746,207	799,133
Total costs and expenses	8,754,785	7,037,720	40,021,568
LOSS FROM OPERATIONS	(8,754,785)	(7,037,720)	(40,021,568)
OTHER INCOME (EXPENSE):
Grant income	0	44,479	244,479
Loss on derivative warrants	(33,854)	(12,158)	(46,012)
Interest expense, net	(8,335)	(430,023)	(455,460)
Other income	0	0	1,161
Total other expense, net	(42,189)	(397,702)	(255,832)
NET LOSS	(8,796,974)	(7,435,422)	(40,277,400)
DEEMED DIVIDEND ON WARRANTS	(543,359)	0	(543,359)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (9,340,333)	$ (7,435,422)	$ (40,820,759)
BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE (in dollars per share)	$ (0.23)	$ (0.31)	$ (2.91)
SHARES USED IN COMPUTING BASIC AND DILUTED NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS PER COMMON SHARE (in shares)	41,121,137	23,959,008	14,041,400